NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Weighted number of shares	38,005,251	33,969,077	33,155,669
Loss attributable to equity holders of the Company	$ 7,575	$ 2,921	$ (4,197)
Weighted number ofpotential dilutive ordinary shares	1,600,267	799,882
Loss attributable to equity holders of the Company	(358,000)	(996,000)
Weighted number of shares	39,605,518	34,768,959	33,155,669
Loss attributable to equity holders of the Company	$ 7,217	$ 1,925	$ (4,197)